Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN TRUSTS
Entity Central Index Key	0000032339
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032303
Shareholder Report [Line Items]
Fund Name	Elfun Trusts
Trading Symbol	ELFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Trusts (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Trusts	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Primary drivers of relative performance included the following:

Outperformance in IT. IT was the best performing Index sector during the reporting period rising 36.55%. On top of this strong return, the Fund outperformed by more than 9%, adding value through overweight positions in companies that are beneficiaries of Artificial Intelligence investment such as Nvidia and Broadcom. Outperformance in industrials. The Fund benefitted from holdings including Parker-Hannifin, Eaton, and Emerson Electric, all of which significantly outperformed during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand.

Underperformance and Overweight in healthcare. The healthcare sector, which is more defensive, lagged in the strong risk-on market. This negatively impacted the Fund, which was overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included Johnson & Johnson (pharma), Merck (pharma) and Thermo Fisher Scientific (life sciences tools & services).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ELFNX	S&P 500® Index
12/31/14	$10,000	$10,000
01/31/15	$9,660	$9,700
02/28/15	$10,319	$10,257
03/31/15	$10,160	$10,095
04/30/15	$10,243	$10,192
05/31/15	$10,408	$10,323
06/30/15	$10,228	$10,123
07/31/15	$10,545	$10,335
08/31/15	$9,816	$9,712
09/30/15	$9,354	$9,471
10/31/15	$10,345	$10,270
11/30/15	$10,460	$10,301
12/31/15	$10,170	$10,138
01/31/16	$9,427	$9,635
02/29/16	$9,429	$9,622
03/31/16	$9,945	$10,275
04/30/16	$9,965	$10,315
05/31/16	$10,202	$10,500
06/30/16	$10,086	$10,527
07/31/16	$10,612	$10,915
08/31/16	$10,669	$10,931
09/30/16	$10,792	$10,933
10/31/16	$10,520	$10,733
11/30/16	$10,626	$11,131
12/31/16	$10,788	$11,351
01/31/17	$11,258	$11,566
02/28/17	$11,733	$12,025
03/31/17	$11,796	$12,039
04/30/17	$11,952	$12,163
05/31/17	$12,029	$12,334
06/30/17	$12,241	$12,411
07/31/17	$12,697	$12,666
08/31/17	$12,785	$12,705
09/30/17	$12,906	$12,967
10/31/17	$13,062	$13,270
11/30/17	$13,389	$13,677
12/31/17	$13,552	$13,829
01/31/18	$14,450	$14,621
02/28/18	$14,001	$14,082
03/31/18	$13,702	$13,724
04/30/18	$13,597	$13,777
05/31/18	$13,958	$14,108
06/30/18	$14,113	$14,195
07/31/18	$14,663	$14,724
08/31/18	$15,004	$15,203
09/30/18	$15,177	$15,290
10/31/18	$14,066	$14,245
11/30/18	$14,387	$14,535
12/31/18	$13,092	$13,223
01/31/19	$14,274	$14,282
02/28/19	$14,690	$14,741
03/31/19	$14,823	$15,027
04/30/19	$15,611	$15,636
05/31/19	$14,666	$14,642
06/30/19	$15,765	$15,674
07/31/19	$15,904	$15,899
08/31/19	$15,645	$15,648
09/30/19	$15,716	$15,940
10/31/19	$16,368	$16,286
11/30/19	$17,186	$16,877
12/31/19	$17,748	$17,386
01/31/20	$17,842	$17,379
02/29/20	$16,629	$15,949
03/31/20	$14,738	$13,979
04/30/20	$16,780	$15,771
05/31/20	$17,771	$16,522
06/30/20	$18,113	$16,850
07/31/20	$19,073	$17,801
08/31/20	$20,577	$19,080
09/30/20	$19,635	$18,355
10/31/20	$19,218	$17,867
11/30/20	$21,322	$19,823
12/31/20	$22,196	$20,585
01/31/21	$21,864	$20,377
02/28/21	$22,845	$20,939
03/31/21	$23,757	$21,856
04/30/21	$25,078	$23,022
05/31/21	$25,289	$23,183
06/30/21	$25,680	$23,724
07/31/21	$26,276	$24,288
08/31/21	$26,719	$25,026
09/30/21	$25,544	$23,863
10/31/21	$27,144	$25,534
11/30/21	$26,564	$25,357
12/31/21	$27,586	$26,494
01/31/22	$26,690	$25,123
02/28/22	$25,631	$24,371
03/31/22	$26,115	$25,276
04/30/22	$23,887	$23,071
05/31/22	$23,870	$23,114
06/30/22	$21,794	$21,206
07/31/22	$23,873	$23,161
08/31/22	$22,818	$22,217
09/30/22	$20,690	$20,170
10/31/22	$22,057	$21,804
11/30/22	$23,392	$23,022
12/31/22	$22,104	$21,696
01/31/23	$23,839	$23,059
02/28/23	$23,138	$22,496
03/31/23	$23,734	$23,322
04/30/23	$24,371	$23,686
05/31/23	$25,020	$23,789
06/30/23	$26,677	$25,361
07/31/23	$27,601	$26,176
08/31/23	$27,466	$25,759
09/30/23	$26,107	$24,531
10/31/23	$25,941	$24,015
11/30/23	$28,398	$26,208
12/31/23	$29,727	$27,399
01/31/24	$30,689	$27,859
02/29/24	$32,844	$29,347
03/31/24	$33,827	$30,291
04/30/24	$32,468	$29,054
05/31/24	$34,110	$30,494
06/30/24	$35,555	$31,589
07/31/24	$35,931	$31,973
08/31/24	$36,591	$32,749
09/30/24	$37,139	$33,448
10/31/24	$36,824	$33,145
11/30/24	$38,459	$35,090
12/31/24	$37,765	$34,254

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
ELFNX	27.04%	16.30%	14.21%
S&P 500® Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 4,281,764,280
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,796,829
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$4,281,764,280 Number of Portfolio Holdings46 Portfolio Turnover Rate25% Total Advisory Fees Paid$5,796,829
Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.5%
Microsoft Corp.	8.2%
Apple, Inc.	6.9%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class C	3.5%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.4%

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	14.6%
Software	13.7%
Interactive Media & Services	10.2%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	5.9%
Banks	4.6%
Specialty Retail	4.3%
Financial Services	4.2%
Pharmaceuticals	4.1%
Oil, Gas & Consumable Fuels	3.2%